Loans Held for Investment, Subject to Nonrecourse Debt, at Fair Value	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Loans Held for Investment, Subject to Nonrecourse Debt, at Fair Value
9. Loans Held for Investment, Subject to Nonrecourse Debt, at Fair Value
Loans held for investment, subject to nonrecourse debt, at fair value, consisted of the following for the dates indicated (in thousands):

	December 31, 2022	December 31, 2021
Loans held for investment, subject to nonrecourse debt - UPB:
Reverse mortgage loans	$7,240,125	$5,165,479
Commercial mortgage loans	405,970	388,788
Fair value adjustments	(191,457)	663,927
Total loans held for investment, subject to nonrecourse debt, at fair value	$7,454,638	$6,218,194

The table below shows the total amount of loans held for investment, subject to nonrecourse debt, that were greater than 90 days past due and on non-accrual status (in thousands):

	December 31, 2022	December 31, 2021
Loans 90 days or more past due and on non-accrual status
Fair value:
Commercial mortgage loans	$21,325	$26,081
Aggregate UPB:
Commercial mortgage loans	24,023	26,472
Difference	$(2,698)	$(391)